STF Tactical Growth & Income ETF
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 99.1%		Shares	Value
Accommodation - 0.5%
Marriott International, Inc. - Class A		964	$217,392

Administrative and Support Services - 2.5%
Baker Hughes Co.		3,228	110,333
Booking Holdings, Inc.(a)		114	404,383
PayPal Holdings, Inc.(a)		3,581	219,909
PDD Holdings, Inc. - ADR(a)(b)		2,176	318,371
			1,052,996

Apparel Manufacturing - 0.5%
Lululemon Athletica, Inc.(a)(b)		396	202,471

Beverage and Tobacco Product Manufacturing - 2.9%
Coca-Cola Europacific Partners PLC(b)		1,499	100,043
Keurig Dr. Pepper, Inc.		4,599	153,239
Monster Beverage Corp.(a)		3,422	197,141
PepsiCo, Inc.		4,485	761,733
			1,212,156

Broadcasting - 1.4%
Comcast Corp. - Class A		13,266	581,714
Broadcasting and Content Providers - 0.4%
Sirius XM Holdings, Inc.		12,751	69,748
Warner Bros Discovery, Inc.(a)		7,991	90,938
			160,686

Broadline Retail - 0.6%
MercadoLibre, Inc.(a)(b)		165	259,304

Chemical Manufacturing - 4.5%
Amgen, Inc.		1,748	503,459
AstraZeneca PLC - ADR(b)		1,901	128,032
Biogen, Inc.(a)		476	123,175
Gilead Sciences, Inc.		4,078	330,359
Moderna, Inc.(a)		1,295	128,788
Regeneron Pharmaceuticals, Inc.(a)		353	310,036
Vertex Pharmaceuticals, Inc.(a)		826	336,091
			1,859,940

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.8%
Charter Communications, Inc. - Class A(a)		486	188,898
Ross Stores, Inc.		1,109	153,475
			342,373

Computer and Electronic Product Manufacturing - 30.5%(e)
Advanced Micro Devices, Inc.(a)		5,316	783,632
Analog Devices, Inc.		1,630	323,653
Apple, Inc.		19,739	3,800,349
Broadcom, Inc.		1,551	1,731,303
Cisco Systems, Inc.		13,269	670,350
Fortinet, Inc.(a)		2,535	148,374
GE HealthCare Technologies, Inc.		1,505	116,367
GLOBALFOUNDRIES, Inc.(a)		1,781	107,929
IDEXX Laboratories, Inc.(a)		273	151,529
Illumina, Inc.(a)		519	72,266
Intel Corp.		14,054	706,214
Lam Research Corp.		434	339,935
Marvell Technology, Inc.		2,822	170,195
Microchip Technology, Inc.		1,791	161,512
Micron Technology, Inc.		3,638	310,467
NVIDIA Corp.		3,131	1,550,533
NXP Semiconductors(b)		848	194,768
ON Semiconductor Corp.(a)		1,415	118,195
QUALCOMM, Inc.		3,633	525,441
Roper Technologies, Inc.		347	189,174
Texas Instruments, Inc.		2,997	510,869
			12,683,055

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.5%
Airbnb, Inc. - Class A(a)		1,437	195,633
Automatic Data Processing, Inc.		1,354	315,441
Verisk Analytics, Inc.		475	113,459
			624,533

Food Manufacturing - 1.1%
Kraft Heinz Co.		4,030	149,029
Mondelez International, Inc. - Class A		4,413	319,634
			468,663

Food Services and Drinking Places - 1.3%
Cintas Corp.		335	201,891
Starbucks Corp.		3,739	358,981
			560,872

General Merchandise Stores - 2.3%
Costco Wholesale Corp.		1,433	945,895

Health and Personal Care Stores - 0.2%
Walgreens Boots Alliance, Inc.		2,762	72,116

Machinery Manufacturing - 2.2%
Applied Materials, Inc.		2,771	449,096
ASML Holding - ADR(b)		289	218,750
KLA Corp.		448	260,422
			928,268

Merchant Wholesalers, Durable Goods - 0.7%
Copart, Inc.(a)		3,141	153,909
Fastenal Co.		1,877	121,573
			275,482

Miscellaneous Manufacturing - 1.3%
Dexcom, Inc.(a)		1,265	156,974
Intuitive Surgical, Inc.(a)		1,153	388,976
			545,950

Motion Picture and Sound Recording Industries - 0.2%
Take-Two Interactive Software, Inc.(a)		564	90,776

Motor Vehicle and Parts Dealers - 0.4%
O'Reilly Automotive, Inc.(a)		191	181,465

Nonstore Retailers - 4.8%
Amazon.com, Inc.(a)		13,064	1,984,944
Other Information Services - 4.8%
CoStar Group, Inc.(a)		1,348	117,802,944
Meta Platforms, Inc. - Class A(a)		4,471	1,582,555,944
			1,700,357,944

Professional, Scientific, and Technical Services - 7.6%
Alphabet, Inc. - Class C(a)		7,272	1,024,843
Alphabet, Inc. - Class A(a)		7,516	1,049,909
CDW Corp.		433	98,430
Cognizant Technology Solutions - Class A		1,648	124,473
Palo Alto Networks, Inc.(a)		1,035	305,201
Paychex, Inc.		1,188	141,503
Trade Desk, Inc. - Class A(a)		1,478	106,57
Workday, Inc. - Class A(a)		683	188,549
Zscaler, Inc.(a)		485	107,457
			3,146,722

Publishing Industries (Except Internet) - 12.4%
Adobe Systems, Inc.(a)		1,497	893,110
Autodesk, Inc.(a)		701	170,679
Cadence Design Systems, Inc.(a)		892	242,954
Crowdstrike Holdings, Inc. - Class A(a)		740	188,937
Datadog, Inc. - Class A(a)		991	120,288
Microsoft Corp.		9,381	3,527,631
			5,143,599
Publishing Industries – 3.5%
ANSYS, Inc.(a)		281	101,969
Dollar Tree, Inc. - Class A(a)		499	118,692
Atlassian Corp. - Class A(a)(b)		700	99,435,692
Intuit, Inc.		913	570,653
MongoDB, Inc.(a)		234	95,671
Splunk, Inc.(a)		551	83,945
Synopsys, Inc.(a)		495	254,880
			1,446,732

Rail Transportation - 0.5%
CSX Corp.		6,436	223,136

Rental and Leasing Services - 1.7%
Netflix, Inc.(a)		1,430	696,238

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 0.3%
DoorDash, Inc. - Class A(a)		1,224	121,041

Support Activities for Mining - 0.2%
Diamondback Energy, Inc.		570	88,396

Telecommunications - 1.5%
T-Mobile U.S., Inc.		3,789	607,490

Transportation Equipment Manufacturing - 5.1%
Honeywell International, Inc.		2,180	457,168
PACCAR, Inc.		1,718	167,763
Tesla, Inc.(a)		6,082	1,511,255
			2,136,186

Truck Transportation - 0.3%
Old Dominion Freight Line, Inc.		357	144,703

Utilities - 1.2%
American Electric Power Co., Inc.		1,722	139,861
Constellation Energy Corp.		1,061	124,020
Exelon Corp.		3,279	117,716
Xcel Energy, Inc.		1,809	111,995
			493,592
TOTAL COMMON STOCKS (Cost $34,919,320)			41,199,243

OPTIONS PURCHASED - 0.7%(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.7%			$–
NASDAQ 100 Index, Expiration: 01/19/2024; Exercise Price: $17,075.00	40,038,192	24	287,760
Total Call Options			287,760
TOTAL OPTIONS PURCHASED (Cost $247,669)			287,760

TOTAL INVESTMENTS - 99.8% (Cost $35,166,989)			$41,487,003
Other Assets in Excess of Liabilities - 0.2%			89,313
TOTAL NET ASSETS - 100.0%			$41,576,316

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

STF Tactical Growth & Income ETF
Schedule of Options Written
as of December 31, 2023 (Unaudited)

OPTIONS WRITTEN - (2.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (2.2)%
NASDAQ 100 Index, Expiration: 01/19/2024; Exercise Price: $16,600.00	$40,038,192	24	$929,640
Total Call Options			929,640
TOTAL OPTIONS WRITTEN (Premiums received $691,610)			929,640

(a)	Exchange-traded.
(b)	100 shares per contract.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.

Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of December 31, 2023:

STF Tactical Growth & Income ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$41,199,243	$–	$–	$41,199,243
Options	–	287,760	–	287,760
Total Investments	$41,199,243	$287,760	$–	$41,487,003

Investments Sold Short:
Options	$–	$929,640	$–	$929,640
Total Investments Sold Short	$–	$929,640	$–	$929,640

Refer to the Schedule of Investments for industry classifications.